Summary of Realized Gains/Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 64	$ 626	$ 798
Gross losses on sales	0	(1,781)	(525)
Net gain (loss) on sale of securities	64	(1,155)	273
Tax provision (benefit) applicable to net gains (losses) on sale of securities	22	(393)	93
Proceeds from sales of available for sale securities	$ 1,109	$ 26,115	$ 44,033